FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment, Fair Value and NAV
The fair values of the Plan's investments measured at fair value on a recurring basis and their respective level within the fair value hierarchy was as follows:

	December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
nVent Electric plc ordinary shares	$29,922,559	$—	$—	$29,922,559
Interest-bearing cash	6,535,153	—	—	6,535,153
Mutual funds	61,546,377	—	—	61,546,377
Self-directed brokerage accounts	12,459,694	—	—	12,459,694
Net investments in fair value hierarchy	110,463,783	—	—	110,463,783
Investments valued at NAV- common/collective trusts				534,622,765
Investments valued at NAV- stable value fund				19,786,984
Total investments at fair value	$110,463,783	$—	$—	$664,873,532

	December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
nVent Electric plc ordinary shares	$25,843,927	$—	$—	$25,843,927
Interest-bearing cash	6,857,330	—	—	6,857,330
Mutual funds	89,267,540	—	—	89,267,540
Self-directed brokerage accounts	12,226,496	—	—	12,226,496
Net investments in fair value hierarchy	134,195,293	—	—	134,195,293
Investments valued at NAV- common/collective trusts				559,302,092
Investments valued at NAV- stable value fund				28,138,870
Total investments at fair value	$134,195,293	$—	$—	$721,636,255